Marketable Securities and Securities Investments - Additional Information (Detail) (JPY ¥) In Millions, except Share data, unless otherwise specified	12 Months Ended				0 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011	Feb. 22, 2013 Olympus Corporation	Sep. 28, 2012 Olympus Corporation Tranche	Oct. 23, 2012 Olympus Corporation Tranche One	Feb. 22, 2013 Olympus Corporation Tranche Two
Investment Holdings [Line Items]
Common shares issued	1,044,707,767	1,011,950,206	1,004,638,164	1,004,636,664		34,387,900	13,100,000	21,287,900
Common stock par value						¥ 1,454
Number of tranches for capital alliance agreement						2
Investment of shares in third-party allotment							¥ 19,047	¥ 30,953
Percentage of total voting rights acquired							4.35%	7.07%
Increase in voting rights percentage					11.46%
Proceeds from sales of available-for-sale securities	207,574	143,437	177,850
Gross realized gains from available for sale securities	9,015	46,865	9,593
Gross realized loss from available for sale securities	703	527	1,834
Marketable securities classified as trading securities	623,667	530,787
Investment in non public companies	54,808	68,329
Net unrealized gains on trading securities	59,137	72,793	21,216
Total realized impairment losses on marketable securities	¥ 1,806	¥ 8,554	¥ 5,530